Note 10 - Cash-settled Share-based Payments	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
10
       Cash-settled share-based payments

The Group has expensed the following cash-settled share-based payment arrangements for the
6 months ended
June 30:

	Note	2020	2019

Restricted Share Units and Performance Units	10(a)	927	344
Caledonia Mining South Africa employee incentive scheme	10(b)	19	26
		946	370

(a)         Restricted Share Units and Performance Units

Certain key management members were granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the
2015
Omnibus Equity Incentive Compensation Plan. All RSUs and PUs were granted and approved by the Compensation Committee of the Board of Directors.

RSUs vest
three
years after grant date given that the service condition of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company's shares, as specified by the plan, on date of settlement.

PUs have a performance condition based on gold production and a performance period of three
years. The number of PUs that vest will be the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price calculated at the average Bank of Canada rate immediately preceding the dividend payment. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or shares issuable at fair market value or a combination of both at the discretion of the unit holder.

The fair value of the RSUs, at the reporting date, was based on the Black Scholes option valuation model. The fair value of the PUs, at the reporting date, was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. At the reporting date it was assumed that there is a
93%
-
100%
probability that the performance conditions will be met and therefore a
93%
-
100%
(
2019:
93%
-
100%
) average performance multiplier was used in calculating the estimated liability. The liability as at
June 30, 2020
amounted to
$1,426
(
December 31, 2019:
$524
). Included in the liability as at
June 30, 2020
is an amount of
$191
(
June 30, 2019:
$70
) that was expensed and classified as production costs; refer note
6.
During the year PUs and RSUs to the value of
$216
vested and were issued as share capital.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	June 30, 2020		December 31, 2019
	RSUs	PUs	RSUs	PUs

Fair value (USD)	$17.32	$17.32	$5.85	5.49 9 5.79 9
Share price (USD)	$17.32	$16.98	$5.85	$5.85
Performance multiplier percentage	-	93 - 100%	-	93 - 100%

Share units granted:

	RSUs	PUs	RSUs	PUs

Grant – January 11, 2016	-	-	60,645	242,579
Grant- March 23, 2016	-	-	10,965	43,871
Grant – June 8, 2016	-	-	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant - January 19, 2019	-	124,027	-	124,027
Grant - June 8, 2019	-	14,672	-	14,672
Grant - January 11, 2020	17,585	107,640	-	-
Grant - January 19, 2020	-	13,692	-	-
Grant - March 31, 2020	-	1,971
Grant – June 1, 2020	-	1,740
RSU dividends reinvested	869	-	11,316	-
Settlements	(5,052)	(17,774)	(87,434)	(306,920)
Total awards	17,845	263,742	5,052	156,473

(b)         Caledonia Mining South Africa employee incentive scheme

From
2017
Caledonia Mining South Africa Proprietary Limited granted
52,282
awards to certain of its employees that entitle them to a cash pay-out at the Company's share price on
November 30,
each year over a
3
year period from the grant date. The cash-settled share-based payment liability was calculated based on the number of awards expected to vest multiplied by the Company's Black Scholes option valuation fair value of
£7.44
at the reporting date and apportioned for the quantity vested over the total vesting period. The liability relating to these cash-settled share-based payment awards amounted to
$31
(
December 31, 2019:
$16
) and the expense amounted to
$19
(
June 30, 2019:
$26
) for the
6 months ended
June 30, 2020.
The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability for the
6 months ended
June 30, 2020.

	June 30, 2020	December 31, 2019
	Awards
Grant – July 2017 (3 year term)	-	37,330
Grant – August 2018 (3 year term)	5,918	5,918
Grant – August 2019 (3 year term)	9,034	9,034
Awards paid out	(7,655)	(44,985)
Total awards outstanding	7,297	7,297

Estimated awards expected to vest	100%	100%